Subsequent Events (Details)						12 Months Ended
	Aug. 07, 2017 shares	Feb. 08, 2017 shares	Jan. 31, 2017 USD ($) $ / shares shares	Jan. 27, 2017 USD ($)	Nov. 22, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Mar. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Nov. 30, 2016 $ / shares	Nov. 29, 2016 $ / shares	Nov. 08, 2016 $ / shares shares	Jul. 31, 2016 USD ($)	Mar. 31, 2016 shares	Jan. 31, 2016 $ / shares shares	Jun. 02, 2014 USD ($)
Subsequent Event
Notes payable												$ 150,000			$ 300,000
Number of warrants issued to purchase shares of common stock (in shares) | shares						26,785	69,869	67,655					26,785
Strike price (in dollars per share) | $ / shares							$ 1.00	$ 0.716	$ 0.69	$ 0.69	$ 0.91
Amount of shares issued						$ 15,512,260
Common Stock
Subsequent Event
Strike price (in dollars per share) | $ / shares							$ 1.00
Amount of shares issued					$ 106,000	$ 286
Shares issued (in shares) | shares						2,860,000
Restricted common stock
Subsequent Event
Stock issuable by the entity, if failing to abide of binding agreement (in shares) | shares	2,000,000	2,000,000
Napo
Subsequent Event
Merger stock conversion ratio		33.33
Convertible promissory note issued to Serious Change II LP
Subsequent Event
Number of warrants issued to purchase shares of common stock (in shares) | shares			370,916								120,000			370,916
Strike price (in dollars per share) | $ / shares			$ 0.51											$ 0.51
Subsequent events | Restricted common stock
Subsequent Event
Stock issuable by the entity, if failing to abide of binding agreement (in shares) | shares		2,000,000
Subsequent events | Napo
Subsequent Event
Merger stock conversion ratio		33.33
Percentage of voting interests (as a percent)		19.00%
Maximum amount of unsecured debt			$ 3,000,000
Subsequent events | Napo | Common Stock
Subsequent Event
Amount of shares issued			$ 3,000,000
Shares issued (in shares) | shares			4,000,000
Subsequent events | Convertible promissory note issued to Serious Change II LP
Subsequent Event
Notes payable			$ 150,000
Subsequent events | Convertible debt | Napo
Subsequent Event
Maximum amount of secured convertible debt			$ 10,000,000
Elanco
Subsequent Event
Additional payment receivable upon achievement				$ 61,000,000
Elanco | Subsequent events
Subsequent Event
Upfront payment received				1,500,000
Additional payment receivable upon achievement				$ 61,000,000